Operating Segment Information and Concentrations of Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,237.5	$ 1,167.0	$ 1,124.6
Total operating income (loss)	155.5	104.7	(21.0)
Net interest expense	(7.4)	(4.4)	(4.0)
Other income (expense)	3.0	(3.7)	6.3
Total identifiable assets	2,310.0	1,960.6
USA & Europe Fibre Cement [Member]
Segment Reporting Information [Line Items]
Net sales	862.0	814.0	828.1
Total operating income (loss)	148.4	160.3	208.5
Total identifiable assets	749.1	752.0
Asia Pacific Fibre Cement [Member]
Segment Reporting Information [Line Items]
Net sales	375.5	353.0	296.5
Total operating income (loss)	80.3	79.4	58.7
Total identifiable assets	238.4	235.0
Research and Development [Member]
Segment Reporting Information [Line Items]
Total operating income (loss)	(20.7)	(20.1)	(19.0)
Total identifiable assets	15.6	14.4
General Corporate [Member]
Segment Reporting Information [Line Items]
Total operating income (loss)	(52.5)	(114.9)	(269.2)
Total identifiable assets	1,306.9	959.2
Segments Total [Member]
Segment Reporting Information [Line Items]
Total operating income (loss)	208.0	219.6	248.2
Total identifiable assets	1,003.1	1,001.4
Worldwide Total [Member]
Segment Reporting Information [Line Items]
Net sales	1,237.5	1,167.0	1,124.6
Total operating income (loss)	151.1	96.6	(18.7)
Total identifiable assets	2,310.0	1,960.6
USA [Member]
Segment Reporting Information [Line Items]
Net sales	833.9	789.2	808.9
Total identifiable assets	748.5	752.1
Australia [Member]
Segment Reporting Information [Line Items]
Net sales	282.4	266.4	214.3
Total identifiable assets	160.5	155.5
New Zealand [Member]
Segment Reporting Information [Line Items]
Net sales	54.4	52.9	50.6
Total identifiable assets	43.7	45.8
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales	66.8	58.5	50.8
Total identifiable assets	$ 50.4	$ 48.0